Investments - Summary of Components of Consideration Paid for Interest (Parenthetical) (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about investment property [abstract]
Repayments of debt	R$ 5
Future repayments of debt	16
Deposited in an escrow repayment	R$ 3